Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Non-controlling interests [Abstract]
Non-controlling interests by group

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	31	27	529	529	31	27
– Upper Tier 2 instruments	14	17	438	458	14	17
Other non-controlling interests	—	3	1	2	—	—
Total	45	47	968	989	45	44

Non-controlling interests by instruments

	2022	2021
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
Undated Floating Rate Primary Capital Notes Series 3 (£145m)	—	20
9% Permanent Interest Bearing Capital Bonds (£100m)	40	40
6.125% Undated Subordinated Notes (£550m)	34	34
Total Upper Tier 2 Instruments	438	458